Investment Objectives and Goals - BATS: High Income Taxable Series	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BATS: High Income Taxable Series
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: High Income Taxable Series (formerly known as BATS: Series I Portfolio) (the “Fund”) is to seek to maximize long-term income by primarily investing in debt and income-producing securities
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.